Basis of presentation and significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2015
Basis of presentation and significant accounting policies
Schedule of list of subsidiaries of the Group

	% of ownership as at March 31
Subsidiary	2015	2014
Luxoft International Company Ltd.	100.00%	100.00%
Luxoft UK Ltd.	100.00%	100.00%
Excelian Ltd. (UK)	100.00%	n/a
Luxoft USA, Inc.	100.00%	100.00%
Radius Inc.	100.00%	n/a
Excelian, Inc	100.00%	n/a
Luxoft Canada Ltd.	100.00%	100.00%
Excelian Ltd. (Canada)	100.00%	n/a
Luxoft Eastern Europe Ltd.	100.00%	100.00%
Luxoft Mexico S.A. de C.V.	100.00%	n/a
Luxoft Singapore PTE. LTD.	100.00%	100.00%
Luxoft Poland sp.z.o.o.	100.00%	100.00%
Luxoft GmbH	100.00%	100.00%
Luxoft (Switzerland) GmbH	100.00%	100.00%
Luxoft Global Operations GmbH	100.00%	100.00%
Luxoft Vietnam Company Ltd.	100.00%	100.00%
Luxoft Bulgaria EOOD	100.00%	100.00%
Luxoft Professional Romania S.R.L.	100.00%	100.00%
Software ITC S.A.	99.40%	99.40%
Luxoft Services, LLC	100.00%	100.00%
Luxoft Professional, LLC	100.00%	100.00%
Luxoft Research, LLC	100.00%	100.00%
Luxoft Dubna, LLC	100.00%	100.00%
Luxoft Training Center	100.00%	100.00%
Luxoft Ukraine LLC	100.00%	100.00%

Schedule of prevailing exchange rates used to re-measure monetary assets and liabilities denominated in currencies different from the functional currency

March 31, 2015		March 31, 2014			March 31, 2013
US 1$ =	0.9641 CHF	US 1$	=	0.8867 CHF	US 1$	=	0.9487 CHF
US 1$ =	58.4643 RUR	US 1$	=	35.6871 RUR	US 1$	=	31.0834 RUR
US 1$ =	23.4426 UAH	US 1$	=	10.955 UAH	US 1$	=	7.993 UAH
US 1$ =	0.92 EUR	US 1$	=	0.73 EUR	US 1$	=	0.78 EUR
US 1$ =	4.1115 RON	US 1$	=	3.2304 RON	US 1$	=	3.4455 RON
US 1$ =	0.67 GBP	US 1$	=	0.601 GBP	US 1$	=	0.658 GBP
US 1$ =	3.776 PLN	US 1$	=	3.081 PLN	US 1$	=	3.305 PLN

Summary of changes in qualifying accounts

	Balance at the beginning of period	Charged to costs and expenses	Deductions/ other	Balance at the end of period
Allowance for doubtful accounts
For the year ended March 31, 2013	405	190	(108)	487
For the year ended March 31, 2014	487	368	(204)	651
For the year ended March 31, 2015	651	805	(157)	1,299

Schedule of estimated useful lives for property and equipment

Buildings	25 years
Furniture and fixtures and motor vehicles	5 years
Exhibition and demonstration equipment	3 - 4 years
Assets under capital lease	3 years
Computers and office equipment	3 years
Capitalized software	3 years
Leasehold improvements	according to lease contracts

Schedule of changes in the Level 2 financial instruments

	Balance as of March 31, 2014	Revaluation	Received from the bank (net)	Balance as of March 31, 2015
Fixing	$(304)	$1,214	$(910)	$—
Revaluation	(107)	107	—	—

Total	$(411)	$1,321	$(910)	—

	Balance as of March 31, 2013	Revaluation	Paid to the bank (net)	Balance as of March 31, 2014
Fixing	$—	$(1,027)	$723	$(304)
Revaluation	—	(107)	—	(107)

Total	$—	$(1,134)	$723	(411)

Schedule of net gain/(loss) from foreign currency exchange contracts
Year ended March 31,
2015	2014	2013
$1,321	$(107)	$—

Schedule of changes in the Level 3 financial instruments

	Balance as of March 31, 2014	Additions / Revaluation	Repayment/ Reclassification	Balance as of March 31, 2015
Contingent payable for business acquisition, at fair value	$4,809	$21,583	$(5,327)	$21,065
Contingent payable for software acquisition, at fair value	1,920	486	(349)	2,057

Total	$6,729	$22,069	$(5,676)	$23,122

	Balance as of March 31, 2013	Revaluation	Repayment	Balance as of March 31, 2014
Contingent payable for business acquisition, at fair value	$5,805	$1,380	$(2,376)	$4,809
Contingent payable for software acquisition, at fair value	5,582	(458)	(3,204)	1,920

Total	$11,387	$922	$(5,580)	$6,729